Financial Risk Management - Summary of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
10% strengthening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Income before tax	₩ 25,220	₩ 45,149	₩ 7,212
Shareholders' equity	₩ 36,961	₩ 52,092	₩ 10,196
10% weakening in foreign exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of foreign exchange rate	10.00%	10.00%	10.00%
Income before tax	₩ (25,220)	₩ (45,149)	₩ (12,413)
Shareholders' equity	₩ (36,961)	₩ (52,092)	₩ (9,625)
Ten percentage increase in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Income before tax	₩ 2,811	₩ 24	₩ 12
Shareholders' equity	₩ 3,472	₩ 613	₩ 898
10% decrease in market equity price [member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of price	10.00%	10.00%	10.00%
Income before tax	₩ (2,811)	₩ (24)	₩ (12)
Shareholders' equity	₩ (3,472)	₩ (613)	₩ (898)
100 basis point increase in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ 973	₩ 425	₩ 1,059
Shareholders' equity	₩ 18,584	₩ 14,764	₩ 9,689
100 basis point decrease in market interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Fluctuation of interest rate	1.00%	1.00%	1.00%
Income before tax	₩ (973)	₩ (482)	₩ (1,958)
Shareholders' equity	₩ (19,377)	₩ (19,280)	₩ (10,237)